Document and Entity Information	12 Months Ended
Sep. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	WESTPAC BANKING CORP
Entity Central Index Key	0000719245
Document Type	20-F/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	Westpac Banking Corporation is filing this Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended September 30, 2018 (the "2018 Form 20-F"), which was originally filed with the Securities and Exchange Commission on November 7, 2018, solely for the purposes of adding Exhibit 101 to Item 19 "Exhibits" and furnishing the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Exhibit 101 was not previously filed. This Amendment No. 1 speaks as of the filing date of the 2018 Form 20-F on November 7, 2018. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in the 2018 Form 20-F, or reflect any events that have occurred after the 2018 Form 20-F was originally filed.
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,434,796,711
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY